CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Cash used in operations	¥ (720,786)	¥ (383,704)	¥ (693,691)
Income tax paid	(25,198)	(20,630)	(10,454)
Net cash used in operating activities	(745,984)	(404,334)	(704,145)
Cash flows from investing activities
Payment for acquisition of subsidiaries, net of cash acquired	0	(11,060)	0
Payments for property and equipment	(22,066)	(45,553)	(17,056)
Payments for intangible assets	(45,877)	(82,463)	(248,124)
Capital injection to investments accounted for using the equity method			(62,040)
Payment for loans to related parties		(3,515)
Payments for financial assets measured at fair value through other comprehensive income	(614,772)	(16,661)	(441,622)
Payments for financial assets at fair value through profit or loss	(2,706,721)	(7,577,741)	(8,433,113)
(Payments)/Proceeds for settlement of derivatives	16,491	(138,634)	(108,716)
Release of restricted cash and time deposits over three months, net	922,818	1,206,607	1,064,813
Proceeds from sales of property and equipment	9,467	1,019	55,534
Receipts of loans to related parties	1,900
Proceeds from sales of financial assets measured at fair value through other comprehensive income	193,495	16,833	820,393
Proceeds from sales of financial assets at fair value through profit or loss	4,092,407	7,019,968	8,647,959
Interest received on financial assets at fair value through profit or loss	26,027	19,635	37,697
Net cash generated from investing activities	1,873,169	388,435	1,315,725
Cash flows from financing activities
Proceeds from issuance of ordinary shares			2,722,445
Proceeds from short-term borrowings	313,000	912,900	2,257,000
Share issue transaction costs			(24,766)
Proceeds from exercise of shares under share incentive scheme	1,161	9,257
Payments for lease liabilities	(76,734)	(96,139)	(100,997)
Repayments of short-term borrowings	(836,429)	(2,376,945)	(3,177,218)
Interest paid	(20,072)	(60,854)	(142,626)
Payments for shares repurchase	(74,992)
Net cash generated from/(used in) financing activities	(694,066)	(1,611,781)	1,533,838
Net increase/(decrease) in cash and cash equivalents	433,119	(1,627,680)	2,145,418
Cash and cash equivalents at the beginning of the year	1,399,370	3,055,194	1,077,875
Effects of exchange rate changes on cash and cash equivalents	75,287	(28,144)	(168,099)
Cash and cash equivalents at the end of year	¥ 1,907,776	¥ 1,399,370	¥ 3,055,194